Disposition of a subsidiary (Details) - Schedule of major classes of operations classified as discountinued operations - Disposition of Subsidiary [Member] ¥ in Thousands, $ in Thousands	12 Months Ended
	Aug. 31, 2022 CNY (¥)	Aug. 31, 2022 USD ($)	Aug. 31, 2020 CNY (¥)
Disposition of a subsidiary (Details) - Schedule of major classes of operations classified as discountinued operations [Line Items]
Net revenues	¥ 196,406	$ 28,510	¥ 3,438,880
Cost of revenues	(257,013)	(37,308)	(2,169,739)
Gross profit	(60,607)	(8,798)	1,269,141
Operating expenses:
Selling and marketing	231,655	33,627	820,210
General and administrative	417,187	60,559	670,114
Total operating expenses	648,842	94,186	1,490,324
Operating income/(loss)	(709,449)	(102,984)	(221,183)
Interest income	699	101	35,310
Interest expense	(51,419)	(7,465)	(44,743)
Other income	4,504	654	93,894
Other expense	(27,214)	(3,950)	(453,391)
Foreign exchange gain/(loss)	2		(4,404)
Income/(loss) before income tax and share of net income/(loss) from equity investees	(782,877)	(113,644)	(594,517)
Income tax (expense)/benefit	192	28	37,785
Income/(loss) before share of net loss from equity investees	(782,685)	(113,614)	(556,732)
Share of net loss from equity investees			(17,977)
Net (loss)/income from discontinuing operations	¥ (782,685)	$ (113,614)	¥ (574,709)